As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-09079

MORGAN KEEGAN SELECT FUND, INC.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, DC 20006

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 19.4% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 1.5%
1,206,283	American General CBO Ltd. 2000-1A B1, 6.673% 8/24/12 (a)(d)	1,182,157
	Collateralized Debt Obligations (“CDO”) - 7.5%
1,500,000	Acacia CDO, Ltd. 10A D, 8.720% 9/7/46 (a)(d)	585,000
1,182,390	CDO Repackaging Trust Series 2006-A 1, 7.160% 1/17/36 (a)(d)	1,176,478
1,000,000	Fort Dequesne CDO Ltd. 2006-1A D, 8.624% 10/26/46 (a)(d)	520,000
2,000,000	Fulton Street CDO Ltd. 1A A2, 6.210% 4/20/37 (a)(d)	1,600,000
2,000,000	Kodiak CDO 2007-2A C1, 6.767% 11/7/42 (a)(d)	1,120,000
750,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	478,125
500,000	Stack Ltd. 2005-1A D, 8.629% 3/27/40 (a)(d)	260,000

		5,739,603

	Commercial Loans - 3.3%
670,002	Bear Stearns Commercial Mortgage Securities 2001-TOP2 A1, 6.080% 2/15/35	677,519
348,277	Bank of America-First Union NB Commercial Mortgage 2001-3 A1, 4.890% 4/11/37	347,372
283,408	Morgan Stanley Capital I 2003-IQ6 A1, 2.800% 12/15/41	281,462
438,110	Morgan Stanley Dean Witter Capital I 2001-280 A1, 6.148% 2/3/16 (a)	448,868
750,710	Mortgage Capital Funding Inc. 1998-MC2 A2, 6.423% 6/18/30	750,850

		2,506,071

	Equipment Leases - 3.2%
997,814	Aviation Capital Group Trust 2000-1A A1, 6.233% 11/15/25 (a)	838,164
1,848,420	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	1,663,578

		2,501,742

	Collateralized Loan Obligations (“CLO”) - 2.4%
2,000,000	Credit Genesis CLO Ltd. 2005-1A B, 7.010% 6/23/10 (a)(d)	1,860,000
	Home Equity Loans - 1.5%
940,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	489,999
72,652	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.500% 5/25/30	73,455
538,139	Equifirst Mortgage Loan Trust 2003-1 M3, 8.881% 12/25/32	399,588
265,142	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)(d)	162,842
35,526	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)(d)	10,539

		1,136,423

Total Asset-Backed Securities - Investment Grade (cost $18,853,345)		14,925,996

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE - 2.3% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 2.3%
831,400	Harborview CDO III Ltd. 3A A, 6.184% 9/15/31 (a)(d)	656,806
1,500,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	405,000
1,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 8.110% 8/5/36 (a)(d)	746,250

Total Asset-Backed Securities - Below Investment Grade (cost $3,641,171)		1,808,056

CORPORATE BONDS - INVESTMENT GRADE - 33.4% OF NET ASSETS
	Agriculture - 1.3%
1,000,000	Cargill Inc., 6.150% 2/25/08 (a)	1,000,342
	Commercial Banks - 1.4%
1,000,000	Compass Trust I, 8.230% 1/15/27	1,041,150
	Cruise Lines - 0.6%
500,000	Carnival Corp., 3.750% 11/15/07	499,041
	Electronics - 1.8%
1,350,000	Ametek Inc., 7.200% 7/15/08	1,363,715

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Finance - 12.0%
1,000,000	General Electric Capital Corp., 4.875% 10/21/10	999,059
1,000,000	General Electric Capital Corp., 5.720% 8/22/11	1,003,337
2,000,000	International Lease Finance Corporation, 5.300% 5/1/12	1,970,550
1,000,000	JP Morgan & Co. Inc., 6.700% 11/1/07	1,001,171
2,000,000	Lehman Brothers Capital Trust VII, 5.857% 11/29/49	1,905,430
1,000,000	Lehman Brothers Holdings Inc., 6.000% 7/19/12	1,015,501
1,000,000	MBNA Capital A, 8.278% 12/1/26	1,040,850
400,000	SLM Corp., 4.480% 1/31/14	306,472

		9,242,370

	Hotels - 1.3%
1,000,000	Hospitality Properties Trust, 7.000% 3/1/08	1,006,056
	Industrials - 5.5%
1,725,000	Fisher Scientific International Inc., 6.750% 8/15/14	1,737,004
560,000	Grupo Minero Mexico SA de CV, 8.250% 4/1/08	560,000
1,814,000	Ispat Inland ULC, 9.750% 4/1/14	1,976,250

		4,273,254

	Special Purpose Entities - 6.5%
2,000,000	Cyrus Reinsurance Holdings SPC, 6.360% 9/1/08 (a)(d)	2,035,000
1,000,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	1,000,000
2,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	1,990,000

		5,025,000

	Technology - 1.3%
1,000,000	NCR Corp., 7.125% 6/15/09	1,034,024
	Telecommunications - 1.7%
1,200,000	US Unwired Inc., 10.000% 6/15/12	1,286,825

Total Corporate Bonds - Investment Grade (cost $25,950,317)		25,771,777

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 5.3% OF NET ASSETS
	Communications - 1.3%
1,000,000	COX Enterprises Inc., 4.375% 5/1/08 (a)	993,776
	Finance - 3.3%
1,000,000	Mainstreet Capital Trust I, 8.900% 12/1/27	1,049,060
1,500,000	US AgBank FCB, 6.110% 4/29/49 (a)	1,514,625

		2,563,685

	Transportation - 0.7%
494,728	Golden State Petroleum Transport, 8.040% 2/1/19	524,150

Total Corporate Bonds - Below Investment Grade or Unrated (cost $4,078,444)		4,081,611

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 15.0% OF NET ASSETS
	Collateralized Mortgage Obligations - 15.0%
1,408,881	Banc of America Mortgage Securities Inc. 2004-B 2A2, 4.092% 3/25/34	1,409,577
161,279	Countrywide Alternative Loan Trust 2004-15 1A2, 6.833% 9/25/34	165,101
351,158	Countrywide Alternative Loan Trust 2004-15 2A2, 5.077% 9/25/34	349,274
2,789,994	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	2,776,317
1,319,235	Countrywide Alternative Loan Trust 2005-82 B2, 7.131% 2/25/36 (d)	1,021,629
1,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	750,000
562,307	GSR Mortgage Loan Trust 2004-1 0F 1A1, 4.500% 8/25/19	555,374
95,730	Harborview Mortgage Loan Trust 2004-4 3A, 6.253% 6/19/34	95,473
1,474,576	Harborview Mortgage Loan Trust 2004-6 5A, 4.670% 8/19/34	1,452,568

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
1,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.631% 9/25/34	725,649
1,500,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 5.986% 9/25/36	1,501,403
557,178	Structured Asset Investment Loan Trust 2003-BC12 M2, 6.881% 11/25/33	462,951
264,574	Washington Mutual Inc. 2003-AR10 A4, 4.057% 10/25/33	263,725

Total Mortgage-Backed Securities - Investment Grade (cost $12,420,750)		11,529,041

GOVERNMENT & AGENCY SECURITIES - 10.5% OF NET ASSETS
923,592	Fannie Mae 2003-129 MB, 4.000% 12/25/16 (c)	918,100
1,000,000	Fannie Mae Discount Note, Zero Coupon Bond 10/31/07 (c)	996,225
5,000,000	Fannie Mae Discount Note, Zero Coupon Bond 12/28/07 (c)	4,945,245
119,880	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	122,258
1,109,391	Small Business Administration Participation Certificates 2003-20E 1, 4.640% 5/1/23	1,082,578

Total Government & Agency Securities (cost $8,097,395)		8,064,406

U.S. TREASURY OBLIGATIONS - 6.4% OF NET ASSETS
5,000,000	United States Treasury Bill, Zero Coupon Bond 1/10/08	4,947,155

Total U.S. Treasury Obligations (cost $4,932,385)		4,947,155

PREFERRED SECURITIES - 1.0% OF NET ASSETS
30,000	Preferred Pass-Through Trust 2006-B BAC B (a)(d)	780,000

Total Preferred Securities (cost $807,000)		780,000

EURODOLLAR TIME DEPOSITS - 4.9% OF NET ASSETS

	State Street Bank & Trust Company Eurodollar time deposits dated September 28, 2007, 2.400%, maturing at $3,815,763 on October 1, 2007.	3,815,000

Total Investments - 98.2% of Net Assets (cost $82,595,807)		75,723,042

Other Assets and Liabilities, net - 1.8% of Net Assets		1,405,343

Net Assets		$77,128,385

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	See Notes to the Schedules of Investments regarding investment valuations.
(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(d)	Securities valued at fair value—See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)

ASSET-BACKED SECURITIES - INVESTMENT GRADE - 32.7% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 2.8%
10,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)(d)	10,084,900
4,140,000	Galleria Ltd. 5A B, 6.498% 9/19/37 (a)	3,063,600

		13,148,500

	Collateralized Debt Obligations (“CDO”) - 23.5%
9,000,000	Acacia CDO, Ltd. 10A D, 8.720% 9/7/46 (a)(d)	3,510,000
7,000,000	Attentus CDO Ltd. 2006-1A C2A, 6.830% 5/10/36 (a)(d)	3,500,000
7,000,000	Attentus CDO Ltd. 2007-3A E2, 7.982% 10/11/42 (a)(d)	3,220,000
8,867,925	CDO Repackaging Trust Series 2006-A 1, 7.160% 1/17/36 (a)(d)	8,823,586
5,000,000	Charles River CDO 1X BV, 8.243% 12/9/37 (d)	2,700,000
24,000	Commercial Capital Access One Inc. 3A X, 2,328.457% 2/15/09 interest-only strips (a)(d)	290,400
6,283,330	E-Trade CDO I 2004-1A, 2.000% 1/10/40 (d)	2,450,499
6,000,000	Fiorente Funding Ltd. 2006-1A M1, 12.000% 11/4/56 (a)(d)	3,000,000
14,000,000	G Square Finance Ltd. 2006-1A C1, 6.910% 4/5/51 (a)(d)	8,260,000
4,793,520	Grand Avenue CDO Ltd. 2005-1A D, 8.160% 4/5/46 (a)(d)	1,917,408
3,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46 (d)	900,000
4,000,000	Highland Park CDO Ltd. 2006-1A E, 7.805% 11/25/51 (a)(d)	2,600,000
5,914,664	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	4,140,264
4,671,875	Inman Square Funding Ltd. 2005 - 2X IV, 9.310% 10/6/40 (d)	1,681,875
9,500,000	Kleros Preferred Funding Ltd. 2006-5A E, 8.609% 2/2/50 (a)(d)	4,940,000
7,000,000	Kodiak CDO 2007-2A C1, 6.767% 11/7/42 (a)(d)	3,920,000
5,000,000	Kodiak CDO 2007-2A E, 8.617% 11/7/42 (a)(d)	1,900,000
7,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	5,600,000
3,000,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., 9.019% 7/5/46 (a)(d)	1,500,000
6,000,000	Linker Finance PLC 16A E, 9.003% 5/19/45 (a)(d)	3,855,000
13,000,000	LNR CDO Ltd. 2005-1A H, 6.000% 2/28/43 (a)(d)	7,540,000
1,987,190	Newbury Street CDO Ltd. 2007-1A D, 9.421% 3/4/53 (a)(d)	1,058,179
6,866,261	Norma CDO Ltd. 2007-1A E, 10.125% 3/11/49 (a)(d)	3,021,155
2,977,339	Orchid Structured Finance CDO Ltd. 2006-3A E, 9.110% 1/6/46 (a)(d)	1,250,482
8,000,000	Palmer Square 2A CN, 5.855% 11/2/45 (a)(d)	4,800,000
3,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52 (d)	1,912,500
4,508,871	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)(d)	1,623,193
7,000,000	Stack Ltd. 2005-1A D, 8.629% 3/27/40 (a)(d)	3,640,000
5,000,000	Taberna Preferred Funding Ltd. 2005-3A D, 8.010% 2/5/36 (a)(d)	1,975,000
7,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	3,220,000
4,958,820	Tahoma CDO Ltd. 2006-1A D, 9.296% 6/18/47 (a)(d)	1,140,528
6,500,000	Tahoma CDO Ltd. 2007-2A D, 10.194% 9/15/47 (a)(d)	1,690,000
3,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)(d)	1,440,000
9,000,000	Trapeza CDO I LLC 2006-11A D2, 7.104% 10/10/41 (a)(d)	5,490,000
5,000,000	Webster CDO Ltd. 2006-1A B2L, 9.205% 4/13/47 (a)(d)	2,000,000

		110,510,069

	Credit Cards - 0.7%
5,000,000	Curzon Funding Ltd. HZ05-1 D, 8.156%, 2/1/95 (d)	3,500,000
	Equipment Leases - 0.5%
2,772,631	Aviation Capital Group Trust 2005-3A C1, 8.379% 12/25/35 (a)(d)	2,495,368
	Home Equity Loans (Non-High Loan-To-Value) - 3.2%
5,000,000	ACE Securities Corp. 2005-HE2 M10, 8.381% 4/25/35	4,039,300
5,000,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	2,606,380
931,660	Aegis Asset-Backed Securities Trust 2004-2 B3, 8.881% 6/25/34 (d)	93,166
2,672,042	Equifirst Mortgage Loan Trust 2003-1 M3, 8.881% 12/25/32	1,984,087

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.131% 1/25/36 (a)(d)	1,041,225
2,386,274	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)(d)	1,465,578
5,000,000	Park Place Securities Inc. 2005-WCW2 M9, 7.131% 7/25/35 (d)	2,333,350
532,560	Renaissance Home Equity Loan Trust 2003-3 M6, 6.250% 12/25/33 (d)	111,838
319,731	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)(d)	94,855
4,100,000	Terwin Mortgage Trust 2007-3SL B2, 6.000% 5/25/38 (a)(d)	1,370,097

		15,139,876

	Manufactured Housing Loans - 2.0%
9,947,267	Mid-State Trust 2005-1 B, 7.758% 1/15/40	9,392,598

Total Asset-Backed Securities - Investment Grade (cost $264,282,371)		154,186,411

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 4.0% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 3.6%
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,260,000
5,000,000	Attentus CDO Ltd. 2006-1A D, 8.130% 5/10/36 (a)(d)	2,300,000
4,000,000	Attentus CDO Ltd. 2006-2A E1, 8.460% 10/9/41 (a)(d)	1,920,000
7,482,598	Harborview CDO III Ltd. 3A A, 6.184% 9/15/31 (a)(d)	5,911,252
6,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)(d)	1,620,000
8,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 8.110% 8/5/36 (a)(d)	4,228,750

		17,240,002

	Home Equity Loans (Non-High Loan-To-Value) - 0.3%
430,171	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31 (d)	34,414
2,005,122	Asset-Backed Securities Corp. Home Equity 2003-HE1 M4, 10.253% 1/15/33 (d)	60,154
4,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	306,000
1,173,779	Morgan Stanley Dean Witter Capital I 2002-NC3 B1, 8.281% 8/25/32 (d)	324,750
999,484	Sharp SP I LLC Trust 2005-HE1N NB, 10.000% 2/25/35 (a)(d)	33,982
3,146,245	Soundview Home Equity Loan Trust 2005-A M11, 8.131% 4/25/35 (a)	505,363

		1,264,663

	Manufactured Housing Loans - 0.1%
300,000	UCFC Manufactured Housing Contract 1996-1 M, 7.900% 1/15/28	264,098

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $46,623,477)		18,768,763

CORPORATE BONDS - INVESTMENT GRADE - 34.0% OF NET ASSETS
	Commercial Banks - 6.7%
3,000,000	Compass Trust I, 8.230% 1/15/27	3,123,450
10,000,000	NIB Capital Bank, 5.817% 12/29/49 (a)	9,618,040
6,700,000	NorthGroup PFD Capital Corp., 6.378% 1/29/49 (a)	6,220,213
13,000,000	PNC Preferred Funding Trust, 6.113% 3/29/49 (a)	12,457,965

		31,419,668

	Cruise Lines - 0.1%
454,000	Royal Caribbean Cruises Ltd., 7.250% 3/15/18	440,149
	Finance - 3.8%
9,900,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 (a)	9,337,858
9,500,000	PartnerRe Finance II, 6.440% 12/1/66	8,793,276

		18,131,134

	Insurance - 1.1%
5,700,000	Security Capital Assurance Ltd., 6.880% 6/17/49 (a)(d)	5,187,000
	Special Purpose Entities - 21.9%
3,000,000	Cyrus Reinsurance Holdings SPC, 6.360% 9/1/08 (a)(d)	3,052,500
12,500,000	Duane Park I Ltd., 7.840% 6/27/16 (a)(d)	11,875,000
5,000,000	Fixed Income Pass-Through Trust 07-C JPM Class B, 6.742% 5/15/77 (a)(d)	2,026,000
7,500,000	Hybrid Capital Funding I LP, 8.000% 4/29/49 (d)	7,425,000
9,000,000	ILFC E-Capital Trust I, 5.900% 12/21/65 (a)	8,937,342
5,000,000	InCaps Funding I Ltd., 7.580% 6/1/33 (a)(d)	2,250,000
12,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 (a)	11,132,520
17,000,000	Parcs-R 2007-8, 7.631% 1/25/46 (a)(d)	17,000,000
13,000,000	Preferred Pass-Through Trust 2006, 7.500% 12/1/26 (a)(d)	13,000,000

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

6,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	6,000,000
3,000,000	Racers, 8.360% 10/15/13 (d)	2,955,000
6,000,000	Rally CDO Ltd., 6.198% 3/30/10 (a)(d)	5,457,600
12,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	11,940,000

		103,050,962

	Technology - 0.4%
2,000,000	NCR Corp., 7.125% 6/15/09	2,068,048

Total Corporate Bonds - Investment Grade (cost $171,552,981)		160,296,961

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 4.8% OF NET ASSETS
	Basic Materials - 1.0%
4,910,000	Sappi Papier Holding AG, 6.750% 6/15/12 (a)	4,819,258
	Commercial Banks - 1.0%
5,000,000	CBG Florida REIT Corp., 7.114% 2/15/49 (a)	4,828,180
	Special Purpose Entities - 2.8%
12,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	8,760,000
3,996,281	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 (a)(d)	3,316,913
1,000,000	Pyxis Master Trust, 10.128% 10/1/2037 (a)(d)	1,000,000

		13,076,913

Total Corporate Bonds - Below Investment Grade or Unrated (cost $26,600,606)		22,724,351

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 10.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 10.9%
4,583,513	Countrywide Alternative Loan Trust 2005-24 1B2, 6.983 7/20/35 (d)	3,461,377
12,326,770	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	12,266,345
2,998,350	Countrywide Alternative Loan Trust 2005-82 B2, 7.131% 2/25/36 (d)	2,321,952
76,348,104	Countrywide Alternative Loan Trust 2007-0A10 X, 2.000% 9/25/47 interest-only strips (d)	3,620,427
38,710,347	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips (d)	1,451,638
3,000,000	Deutsche ALT-A Securities 2007-0A1 N2, 7.500% 2/25/47 (a)(d)	2,517,510
6,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.811% 9/27/35 (a)(d)	4,500,000
4,781,011	Harborview Mortgage Loan Trust 2003-2 1X, 1.049% 10/19/33 interest-only strips	173,039
3,014,773	Harborview Mortgage Loan Trust 2004-1 X, 1.030% 4/19/34 interest-only strips	78,411
7,894,755	Harborview Mortgage Loan Trust 2006-4 B10, 7.253% 5/19/47 (d)	5,424,723
7,403,543	Impac Secured Assets CMN Owner Trust 2005-1 B3, 7.074% 7/25/35 (d)	3,140,361
18,343,838	Mellon Residential Funding Corp. 2004-TBC1 X, 0.314% 2/26/34 interest-only strips (a)(d)	183,438
5,114,276	MKP CBO I Ltd. 4A CS 2.000% 7/12/40 (a)(d)	2,505,995
9,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.631% 9/25/34	6,530,841
1,674,900	SACO I Inc. 2000-3A 1B3, 7.823% 9/25/40 (a)	1,648,072
164,526	Salomon Brothers Mortgage Securities VII Inc. 2000-1 B1, 9.000% 3/25/22	164,088
1,231,786	Structured Asset Investment Loan Trust 2003-BC12 M2, 6.881% 11/25/33	1,023,472
174,869	Structured Asset Investment Loan Trust 2004-5A B, Zero Coupon Bond 6/27/34 (a)(d)	59
415,804	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	285,737

Total Mortgage-Backed Securities - Investment Grade (cost $68,721,343)		51,297,485

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 1.7% OF NET ASSETS
	Collateralized Mortgage Obligations - 1.7%
13,131,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36 (d)	89,159
14,500,000	Park Place Securities Inc. 2005-WHQ2 M11, 7.631% 5/25/35	7,912,708
3,725,000	Sasco Trust 2003-BC2 N3, Zero Coupon Bond 2/27/33 (a)(d)	37,250

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $28,758,946)		8,039,117

GOVERNMENT & AGENCY SECURITIES - 0.2% OF NET ASSETS
5,827,507	Fannie Mae-Aces 1997-M6, 0.827% 3/17/37 interest-only strips (c)	92,028
28,612,553	Fannie Mae-Aces 1999-M3, 0.767% 6/25/38 interest-only strips (c)	848,391

Total Government & Agency Securities (cost $2,678,872)		940,419

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

PREFERRED SECURITIES - 4.8% OF NET ASSETS
400,000	Preferred Pass-Through Trust 2006-B BAC B (a)(d)	10,400,000
13,000	RAM Holdings Ltd. (a)(d)	12,051,000

Total Preferred Securities (cost $23,961,020)		22,451,000

EURODOLLAR TIME DEPOSITS - 6.0% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar
	time deposits dated Septmeber 28, 2007, 3.550%,

	maturing at $28,355,000 on October 1, 2007.	28,355,000

Total Investments - 99.1% of Net Assets (cost $657,534,616)		467,059,507

Other Assets and Liabilities, net - 0.9% of Net Assets		4,331,599

Net Assets		$471,391,106

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	See Notes to the Schedules of Investments regarding investment valuations.
(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(d)	Securities valued at fair value—See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 8.1% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 8.0%
6,900,441	IMAC CDO Ltd. 2007-2A E, 9.860% 10/20/50 (a)(d)	$4,830,309
12,000,000	Lancer Funding Ltd. 2007-2A A3, 12.369% 7/15/47 (a)(d)	9,600,000
6,966,218	Libertas Preferred Funding Ltd. 2007-3A 7, 13.110% 4/9/47 (a)(d)	3,622,434
5,000,000	Palmer Square 2A CN, 5.855% 11/2/45 (a)(d)	3,000,000
2,000,000	Squared CDO Ltd. 2007-1A C, 10.357% 5/11/57 (a)(d)	840,000
10,000,000	Taberna Preferred Funding Ltd. 2006-6A, 9.500% 12/5/36 (a)(d)	4,600,000
9,355,483	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 (a)(d)	4,397,077
2,000,000	Tahoma CDO Ltd. 2007-2A D, 10.194% 9/15/47 (a)(d)	520,000
2,400,000	Tropic CDO 2006- 5A B1L, 8.260% 7/15/36 (a)(d)	2,184,000

		33,593,820

	Commercial Loans - 0.1%
	Asset Securitization Corp. 1996-D2 ACS2, 1.106% 2/14/29 interest-only strips	28,540

Total Asset-Backed Securities - Investment Grade (cost $53,558,559)		33,622,360

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 26.3% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 19.0%
3,500,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47 (d)	1,505,000
5,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 (a)(d)	1,650,000
6,000,000	Aladdin CDO I Ltd. 2006-3A, 10.588% 10/31/13 (a)(d)	1,890,000
4,500,000	Ambassador Structured Finance CDO Ltd. 2005-1A, 8.000% 7/3/41 (a)(d)	2,002,500
730,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 (d)	264,625
1,820,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 (d)	336,700
8,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)(d)	2,400,000
3,991,681	Broderick CDO Ltd. 2007-3A E, 12.448% 12/6/50 (d)	1,806,236
6,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 (d)	2,280,000
10,550,000	Commodore CDO I Ltd. 1A C, 8.255% 2/28/37 (a)(d)	2,954,000
7,000,000	Dillon Read CDO Ltd. 2006-1A, 11.500% 12/5/46 (a)(d)	4,340,000
2,000,000	Duke Funding Ltd. 2005-HG1A, 10.000% 1/27/45 (d)	975,000
10,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.319% 12/20/18 (a)(d)	7,250,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A E2 , 10.500% 4/5/46 (a)(d)	1,530,000
3,500,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 (a)(d)	1,155,000
3,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 (a)(d)	990,000
37,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.360% 4/30/14 (a)	16,650,000
5,500,000	Kleros Preferred Funding Ltd. 2006-5A, 5.875% 2/2/50 (d)	3,313,750
3,238,177	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)(d)	1,100,980
5,250,000	Knollwood CDO Ltd. 2006-2A SN, 24.500% 7/13/46 (d)	1,050,000
10,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 (a)(d)	2,300,000
9,500,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)(d)	6,531,250
6,957,236	Sharps CDO 2006-1A E, 7.500% 5/8/46 (a)(d)	1,739,309
7,450,000	Silver Elms CDO PLC 2006-1A E, 10.000% 12/20/51 (d)	4,376,875
4,328,000	Trapeza CDO I LLC 2006-10A, 20.000% 6/6/41 (d)	2,466,960
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 (d)	1,085,000
2,000,000	Trapeza CDO I LLC 2006-11A, 22.000% 10/10/41 (d)	1,080,000
5,600,000	Tropic CDO V, 8.540% 7/15/36 (a)(d)	4,424,000

		79,447,185

	Collateralized Loan Obligations (“CLO”) - 1.5%
4,000,000	MAC Capital Ltd. 2007-1A Preference Share Component, 10.000% 7/26/23 (a)(d)	2,640,000
4,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (d)	2,920,000
1,000,000	Telos CLO Ltd. 2007-2A E, 10.360% 4/15/22 (d)	720,000

		6,280,000

	Equipment Leases - 2.5%
17,677,610	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 (d)	441,940
13,872,335	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 (a)	3,051,914
21,741,558	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 (a)(d)	1,195,786
1,391,198	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 (d)	528,655
2,672,735	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 (d)	1,069,094
12,187,538	DVI Receivables Corp. 2002-1 A3A, 6.174% 6/11/10 (d)	3,656,261
4,740,708	Lease Investment Flight Trust 1 B2, Zero Coupon Bond 7/15/31	237,035
17,233,090	Lease Investment Flight Trust 1 C2, Zero Coupon Bond 7/15/31 (d)	17,233

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
10,552,752	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	65,955
3,517,580	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)(d)	3,518

		10,267,391

	Home Equity Loans - 3.2%
3,000,000	ACE Securities Corp. 2005-HE2 B1, 8.381% 4/25/35 (a)(d)	525,000
603,327	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.399% 10/25/33	58,087
3,292,000	Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.631% 5/25/35 (a)(d)	1,231,768
6,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.131% 6/25/35 (a)(d)	1,690,020
253,198	Conseco Finance 2001-C B2, 9.753% 8/15/33 (d)	223,870
4,000,000	Home Equity Asset Trust 2005-6 B4, 8.131% 12/25/35 (a)(d)	2,336,680
4,435,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.631% 10/25/35 (a)(d)	443,500
1,604,770	Master Asset-Backed Securities Trust 2004-CI4 N2, Zero Coupon Bond 4/26/34 (a)(d)	76,259
5,200,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)(d)	416,000
3,627,714	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.631% 6/25/35 (a)(d)	277,520
4,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.131% 4/25/35 (a)(d)	374,800
2,500,000	Soundview Home Equity Loan Trust 2006-1 B, 7.631% 2/25/36 (a)(d)	522,925
3,721,199	Terwin Mortgage Trust 2005-11SL B7, 5.454% 11/25/36 (a)(d)	123,916
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips (d)	92,385
4,204,509	Terwin Mortgage Trust 2005-7SL, 0.217% 7/25/35 (a)(d)	105,533
15,000,000	Terwin Mortgage Trust 2005-R1, 1.000% 12/28/36 (a)(d)	681,000
893,654	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)(d)	3,199
12,799,000	Terwin Mortgage Trust 2006-R2 A, 4.500% 12/25/36 (a)(d)	2,443,329
13,512,500	Terwin Mortgage Trust 2006-R3, 4.500% 6/26/37(a)(d)	1,006,681
5,800,000	Terwin Mortgage Trust 2007-1SL B5, 8.131% 1/25/38 (a)(d)	870,000

		13,502,472

	Recreational Equipment - 0.1%
493,307	Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS, 7.650% 10/15/17	474,421

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $283,580,467)		109,971,469

CORPORATE BONDS - INVESTMENT GRADE - 4.1% OF NET ASSETS
	Special Purpose Entities - 4.1%
5,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)(d)	3,750,000
6,375,000	Pyxis Master Trust 2006-7, 10.128% 10/1/37 (a)(d)	6,375,000
7,000,000	Steers Delaware Business Trust 2007-A, 7.494% 6/20/18 (a)(d)	6,965,000

		17,090,000

Total Corporate Bonds - Investment Grade (cost $17,813,579)		17,090,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 20.5% OF NET ASSETS
	Apparel - 0.2%
1,000,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	980,000
	Automotives - 2.1%
3,000,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,610,000
3,325,000	Dana Corp., 3/15/10 in default (c)	2,726,500
3,825,000	Metaldyne Corp., 11.000% 6/15/12	3,279,938

		8,616,438

	Basic Materials - 2.1%
2,620,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	2,567,600
7,350,000	Key Plastics LLC, 11.750% 3/15/13 (a)	6,394,500

		8,962,100

	Building & Construction - 0.5%
1,500,000	Dayton Superior Corporation, 13.000% 6/15/09	1,462,500
2,425,000	TOUSA, Inc., 10.375% 7/1/12	660,812

		2,123,312

	Consulting Services - 0.5%
2,000,000	MSX International Inc., 12.500% 4/1/12 (a)	1,940,000
	Finance - 1.3%
5,849,000	Advanta Capital Trust I, 8.990% 12/17/26	5,264,100
	Food - 0.3%
1,350,000	Merisant Co., 9.500% 7/15/13	1,026,000
	Garden Products- 0.4%
1,925,000	Ames True Temper, 10.000% 7/15/12	1,482,250

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Industrials - 0.5%
794,668	Home Products Inc., 6.000% pays-in-kind 3/20/17 (d)	794,668
1,575,000	Port Townsend Paper Corp., 4/15/11 in default (a)(c)	630,000
560,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	554,400

		1,979,068

	Investment Companies - 0.5%
2,000,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	1,960,000
	Manufacturing - 0.8%
950,000	MAAX Corp., 9.750% 6/15/12	475,000
2,200,000	Propex Fabrics Inc., 10.000% 12/1/12	1,672,000
1,500,000	Wolverine Tube, Inc., 10.500% 4/1/09	1,432,500

		3,579,500

	Oil & Gas - 1.1%
750,000	Chaparral Energy, Inc., 8.875% 2/1/17 (a)	703,125
3,800,000	Seametric International, 11.625% 5/25/12 (a)(d)	3,733,500

		4,436,625

	Retail - 1.6%
2,575,000	Lazydays RV Center Inc., 11.750% 5/15/12	2,330,375
6,962,000	VICORP Restaurants, Inc., 10.500% 4/15/11	4,525,300

		6,855,675

	Special Purpose Entities - 7.6%
6,000,000	Canal Pointe II LLC, 5.310% 6/25/14 (a)(d)	4,380,000
1,500,000	Eirles Two Ltd. 262, 10.860% 8/3/21 (d)	1,455,000
4,700,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)(d)	4,465,000
2,125,000	Leucadia National Corporation, 8.125% 9/15/15	2,138,281
1,000,000	MM Community Funding Ltd., 15.000% 8/1/31 (a)(d)	530,000
3,200,000	PNA Intermediate Holding Corp., 12.558% 2/15/13 (a)	3,136,000
1,400,000	Preferred Term Securities XIX, Ltd., 10.000% 12/22/35 (a)(d)	1,043,000
6,600,000	Preferred Term Securities XXII, Ltd., 22.900% 9/22/36 (a)	2,640,000
5,000,000	Preferred Term Securities XXIII, Ltd., 24.000% 12/22/36 (a)	2,500,000
3,000,000	Preferred Term Securities XXIV, Ltd., 20.000% 3/22/37 (a)	2,788,800
1,000,000	Preferred Term Securities XXV, Ltd., 20.000% 6/22/37 (a)(d)	830,000
4,000,000	Pyxis Master Trust, 10.128% 10/1/37 (a)(d)	4,000,000
3,000,000	TPref Funding I Ltd., 25.000% 1/15/33 (a)(d)	2,040,000

		31,946,081

	Telecommunications - 0.7%
4,285,000	Primus Telecommunications GP, 8.000% 1/15/14	2,924,513
	Tobacco - 0.2%
1,225,000	North Atlantic Trading Co., 9.250% 3/1/12	980,000
	Transportation - 0.1%
775,000	Sea Containers Ltd., 10/15/06 in default (c)(e)	558,000

Total Corporate Bonds - Below Investment Grade or Unrated (cost $102,111,002)		85,613,662

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 2.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 2.4%
	American Home Mortgage Investment Trust 2007-1 GIOP, 2.078% 5/25/47 interest-only strips (d)	5,069,779
	Harborview Mortgage Loan Trust 2003-2 1X, 1.049% 10/19/33 interest-only strips	297,548
	Harborview Mortgage Loan Trust 2004-1 X, 1.030% 4/19/34 interest-only strips	156,822
	Mellon Residential Funding Corp. 2002-TBC2 X, 0.555% 8/15/32 interest-only strips	1,117,419
5,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.631% 8/25/35 (d)	2,995,850
913,953	Structured Asset Investment Loan Trust 2004-1 M5, 8.131% 2/25/34	310,511
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)(d)	287,242

Total Mortgage-Backed Securities - Investment Grade (cost $17,182,372)		10,235,171

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 14.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 14.6%
3,954,241	Countrywide Alternative Loan Trust 2006-6CB B4, 5.576% 5/25/36 (d)	1,019,997
8,928,270	Countrywide Alternative Loan Trust 2006-OA12 B4, 7.746% 9/20/46 (d)	892,827
2,777,380	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.631% 6/25/34 (a)	37,992
4,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.755% 1/25/35 (a)(d)	200,000
5,800,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.131% 9/25/35 (a)(d)	290,000
5,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.131% 12/25/35 (a)(d)	500,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
112,294	First Nationwide Trust 2001-4 DB4, 7.742% 9/25/31 (d)	13,036
3,620,500	Fremont Trust 2005-2 N3, 7.500% 6/25/35 (a)(d)	181,025
10,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)(d)	5,500,000
16,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)(d)	8,000,000
3,573,882	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	2,414,529
	Harborview Mortgage 2006-10 ES, 0.250% 11/19/36 interest-only strips (a)(d)	9,823,545
	Harborview Mortgage 2006-14 ES, 0.348% 2/19/37 interest-only strips (a)(d)	2,932,230
2,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)(d)	1,128,340
11,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 (a)(d)	2,047,100
11,679,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)(d)	3,669,191
5,701,987	Harborview Mortgage Loan Trust 2006-4 B11, 7.253% 5/19/47 (a)(d)	2,928,655
6,535,740	Harborview Mortgage Loan Trust 2006-5 B1, 7.253% 7/19/47 (d)	3,253,230
12,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)(d)	750,000
3,600,000	Long Beach Asset Holdings Corp. 2006-2 N3, 8.350% 4/25/46 (a)(d)	144,000
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.255% 4/25/35 (a)(d)	1,169,595
8,400,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 8.005% 8/25/35 (a)(d)	487,200
1,417,848	Meritage Mortgage Loan Trust 2004-2 B1, 8.381% 1/25/35 (a)(d)	81,526
4,064,000	New Century Home Equity Loan Trust 2006-S1 M8, 6.500% 3/25/36 (d)	162,560
6,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.631% 7/25/35 (a)(d)	1,705,020
8,000,000	Park Place Securities Inc. 2005-WCW3, 7.631% 8/25/35 (a)(d)	4,213,360
1,600,000	Park Place Securities Inc. 2005-WHQ4, 7.631% 9/25/35 (a)(d)	232,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)(d)	1,728,340
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 7.631% 7/25/35	1,496,282
7,264,313	Structured Asset Securities Corp. 1999-1 Note, 10.000% 8/25/28 (a)(d)	4,086,176

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $122,787,133)		61,087,756

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
23,931	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	21,911
45,077	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	38,196
63,753	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	49,175

Total Municipal Securities (cost $121,378)		109,282

COMMON STOCKS - 8.0% OF NET ASSETS
	Basic Materials - 1.1%
204,000	Horsehead Holdings (c)	4,573,680
	Commercial Services - 0.1%
16,800	NNN Realty Advisors (a)	141,960
	Consumer Products - 0.1%
31,787	Home Products (c)(d)	158,935
	Energy - 0.3%
285,400	Pinnacle Gas Resources, Inc. (c)	1,409,876
	Financials - 3.6%
82,800	FSI Realty Trust (a)(c)	165,600
828,000	FSI Realty Trust Regulation D (a)(c)(d)	8,280,000
45,900	Luminent Mortgage Capital, Inc.	76,653
67,300	Maiden Holdings (a)	605,700
110,294	Mid Country (a)(c)(d)	1,874,998
177,800	Muni Funding Co. (a)(c)	1,822,450
181,200	RAIT Financial Trust	1,491,276
99,400	Star Asia Financial Ltd. (a)	1,093,400

		15,410,077

	Healthcare - 0.8%
451,000	Insight Health Services Holdings Corp (c)	3,608,000
	Industrial - 0.4%
111,695	Intermet Corporation (c)(d)	893,560
48,600	Orion Marine Group (a)(c)	692,550

		1,586,110

	Insurance - 0.1%
1,000	Providence Washington Insurance Companies (c)(d)	10
	Technology - 1.5%
319,000	Banctec Inc. (a)(c)	2,552,000
341,989	Ness Technologies, Inc. (c)	3,734,520
8,745	Taiwan Semiconductor Manufacturing Company Ltd.	88,499

		6,375,019

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

September 30, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
Total Common Stocks (cost $42,672,841)		33,263,667

PREFERRED SECURITIES - 5.1% OF NET ASSETS
3,000	ACA ABS 2006-2 Ltd. (a)(d)	240,000
7,600	Baker Street Funding (a)(d)	4,503,000
4,700	Baker Street Funding 2006-1 (a)(d)	3,149,000
1,275	Global Leveraged Capital Credit Opportunity Fund (a)(c)(d)	1,173,000
16	Harborview 2006-8 (c)(d)	1
3,000	Hewett’s Island II (a)(d)	1,605,000
127,133	Indymac Indx CI-1 Corp. (a)(c)(d)	139,845
5,000	Ischus CDO III (a)(d)	1,250,000
5,250	Kleros Preferred Funding III (a)(d)	2,152,500
4,000	Montauk Point CDO II Ltd. (a)(d)	960,000
6,325	Motient Corporation (d)	5,439,500
5,000	WEBS CDO 2006-1 PS (a)(d)	750,000

Total Preferred Securities (cost $42,005,593)		21,361,846

EURODOLLAR TIME DEPOSITS - 7.3% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar
	time deposits dated September 28, 2007, 3.550%
	maturing at $ 30,499,020 on October 1, 2007.	30,490,000

Total Investments - 96.5% of Net Assets (cost $712,322,924)		402,845,213

Other Assets and Liabilities, net - 3.5% of Net Assets		14,434,457

Net Assets		$417,279,670

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	See Notes to the Schedules of Investments regarding investment valuations.
(c)	Non-income producing securities.
(d)	Securities valued at fair value—See Notes to the Schedules of Investments.
(e)	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of the funds’ Board of Directors. There can be no assurance that a fund could purchase or sell a portfolio security at the price used to calculate a fund’s net asset value.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price by an independent pricing service or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Keegan Select Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	November 29, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	November 29, 2007